SUBSEQUENT EVENTS	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events

Note 14 — Subsequent Events

The Company evaluated subsequent events from the Condensed Consolidated Balance Sheets dates through May 20, 2021, the date the consolidated financial statements were available to be issued. All subsequent events listed below are non-recognized subsequent events. The Company determined the matters below represent material subsequent events:

Option Modification

In April 2021, the Company modified the exercise price of 758,500 stock options issued to certain employees on December 27, 2020. On April 2, 2021, the Board voted to approve the increase in exercise price of the eligible December 2020 stock options from the original exercise price of $0.44 per share to $4.49 per share.

On April 23, 2021, the Board of Directors voted to approve the acceleration in vesting of 1,900,000 stock options that were issued to certain employees on December 27, 2020. The original vesting period of these options was 4 years and the options were fully vested upon acceleration. The option holders exercised the 1,900,000 options on April 23, 2021 and the resulting shares were then sold to unaffiliated investors in the secondary market.

Bridge Loan

On May 20, 2021, Astra entered into a short-term promissory note (the “Bridge Loan”) with Pendrell as the lender, pursuant to which Pendrell agreed to make available to Astra up to $25.0 million in borrowings. Pendrell is the parent of X-icity Holdings Corporation, the sponsor of Holicity. The interest rate on the Bridge Loan borrowings is a fixed rate of 5.00% per annum. However, if repaid in full in connection with the closing of the Business Combination, then no interest shall be due and payable. Astra is required to pay an upfront fee in the amount of 1.00% of the principal amount and an end of term fee in the amount of 2.00% of the principal amount. The funds drawn on the Bridge Loan may be prepaid by Astra at any time. The Bridge Loan matures upon the earliest of (a) the closing of the Business Combination, (b) 60 days following the abandonment of the Business Combination and (c) the date when the commitment amount is otherwise paid in full or accelerated pursuant to the terms of the Bridge Loan.

Note 13 — Subsequent Events

The Company evaluated subsequent events from the Consolidated Balance Sheet dates through April 30, 2021, the date the consolidated financial statements were available to be issued. All subsequent events listed below are non-recognized subsequent events. The Company determined the matters below represent material subsequent events:

Legal Proceedings

See Note 8 — Commitments and Contingencies for details regarding the Company’s $4.25 million settlement with Atmospheric relating to past use and trademark infringement, which was settled on January 31, 2021.

PPP Note

In the first quarter of the year ended December 31, 2021, the Company submitted a forgiveness application to its lender seeking full forgiveness of the PPP Note. The eligibility requirement of the PPP Note is subjective, and if determined that the Company is ineligible to receive the PPP Note, the Company could be required to pay the PPP Note in its entirety. See Note 6 — Long-Term Debt regarding the PPP Note.

SPAC Merger Plan

On February 2, 2021, the Board of Directors of Holicity Inc., a Delaware corporation (“Holicity”), unanimously approved an agreement and plan of merger by and among Holicity, Holicity Merger Sub Inc., a wholly owned subsidiary of Holicity (“Merger Sub”), the Company and Chris Kemp, solely in his capacity as representative of the stockholders of the Company (the “Stockholder Representative”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by Holicity’s stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into the Company with the Company surviving the merger as a wholly owned subsidiary of Holicity (the “Business Combination”). In addition, in connection with the consummation of the Business Combination, Holicity will be renamed “Astra Space, Inc.”, which will be referred to as “New Astra”.

Under the Merger Agreement, Holicity has agreed to acquire all of the outstanding equity interests of the Company for approximately $2.03 billion in aggregate consideration. The Company’s stockholders will receive consideration in the form of shares of common stock of New Astra. The Company expects the transaction to close in the second quarter of the year ended December 31, 2021.

Series C Financing

On January 28, 2021, the Company entered a stock purchase agreement with certain investors to close the issuance of Series C Convertible Preferred Shares at a cash purchase price of $6.62 per share and a conversion price of $1.33 or $1.71 per share for conversion of all outstanding Convertible Notes. The agreed upon conversion prices were negotiated between the Company and certain investors based on pre-money and fully-diluted valuations, The Series C Convertible Preferred Shares will have a par value of $0.000001 per share. The Company issued the Series C Convertible Preferred Shares for a combination of cash of $30.0 million and conversion of outstanding Convertible Notes of $61.0 million, for 4,531,055 and 38,323,292 shares, respectively.

The Company’s board member, Scott Stanford, is a member of Eagle Creek Capital, LLC and ACME SPV AS, LLC. In all instances the terms of these transactions were the same as third-party investors. Eagle Creek, LLC and ACME SPV AS, LLC participated in the Series C Financing through the conversion of outstanding convertible notes and the purchase of Founders Preferred Stock, respectively. Eagle Creek Capital, LLC received 264,928 shares of Series C preferred stock for settlement of outstanding convertible notes of $0.5 million.

Concurrent with the Series C Financing, the Company adopted and filed with the Secretary State of Delaware the Fourth Amended and Restated Certificate of Incorporation.

Secondary Transactions

Concurrent with the Series C Financing, on January 28, 2021, Chris Kemp, Founder and CEO, and Adam London, Founder and CTO entered into a stock purchase agreement (“Secondary Sale Agreement”) with certain investors including ACME SPV AS, LLC whereby Mr. Kemp sold a total of 3,775,879 shares of Founders Preferred Stock for a total purchase price of $25.0 million while Mr. London sold a total of 2,265,529 shares of Founders Preferred Stock for a total purchase price of $15.0 million. The Company’s board member, Scott Stanford, is a member of ACME SPV AS, LLC. ACME SPV AS, LLC purchased 1,821,485 shares of Founders Preferred Stock from Mr. Kemp for a total purchase price at $12.1 million. Additionally, Mr. Kemp and Mr. London each transferred 794,015 shares of Founders Preferred Stock, for a total of 1,588,030 shares to certain investors as part of the Series C Financing. The Founders Preferred Stock that were sold and transferred converted into Series C preferred stock upon sale and transfer.

Option Modification

In April 2021, the Company modified the exercise price of 758,500 stock options issued to certain employees on December 27, 2020. On April 2, 2021, the Board voted to approve the increase in exercise price of the eligible December 2020 stock options from the original exercise price of $0.44 per share to $4.49 per share.

On April 23, 2021, the Board of Directors voted to approve the acceleration in vesting of 1,900,000 stock options that were issued to certain employees on December 27, 2020. The original vesting period of these options was 4 years and the options were fully vested upon acceleration. The option holders exercised the 1,900,000 options on April 23, 2021 and the resulting shares were then sold to unaffiliated investors in the secondary market.

Holicity Inc.
Subsequent Events

Note 10—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 17, 2021, the date the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through April 30, 2021, the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that, except as noted above, would have required adjustment or disclosure in the financial statements.